Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 62,875	$ 77,246
Trade receivables, net of allowance for doubtful accounts of $3,503 and $3,072, as of December 31, 2012 and June 30, 2013 respectively	497,260	474,235
Due from related companies	17,495	15,248
Derivative asset	21	0
Inventories	200,747	180,826
Prepayments and other current assets, net of allowance for doubtful accounts of $770 and $0, as of December 31, 2012 and June 30, 2013 respectively	30,274	32,132
Restricted cash	6,867	6,917
Total current assets	815,539	786,604
FIXED ASSETS:
Advances for other fixed assets under construction	139,079	103,112
Vessels, cost	518,920	532,121
Vessels, accumulated depreciation	(86,651)	(79,095)
Other fixed assets, net	13,204	13,392
Total fixed assets	584,552	569,530
OTHER NON-CURRENT ASSETS:
Deferred charges, net	16,553	16,562
Intangible assets	17,768	18,518
Goodwill	37,946	37,946
Deferred tax asset	2,428	2,524
Other non-current assets	109	159
Total assets	1,474,895	1,431,843
CURRENT LIABILITIES:
Short-term borrowings	375,547	321,752
Current portion of long-term debt	24,029	144,042
Trade payables to third parties	210,945	225,467
Trade payables to related companies	28,140	17,432
Other payables to related companies	2,364	1,460
Derivative liability	0	3
Accrued and other current liabilities	23,373	24,595
Total current liabilities	664,398	734,751
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion	291,212	187,492
Deferred tax liability	3,099	3,045
Derivative liability	478	632
Other non-current liabilities	997	1,405
Total non-current liabilities	295,786	192,574
COMMITMENTS AND CONTINGENCIES	0	0
AMPNI STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2012 and June 30, 2013; 48,553,038 and 49,213,659 shares issued and 46,581,399 and 47,242,020 shares outstanding at December 31, 2012 and June 30, 2013, respectively	492	486
Treasury stock, $0.01 par value; 1,971,639 shares, repurchased at December 31, 2012 and June 30, 2013	(29,327)	(29,327)
Additional paid-in capital	347,482	345,556
Retained earnings	195,738	183,951
Total AMPNI stockholders' equity	514,385	500,666
Non-controlling interest	326	3,852
Total equity	514,711	504,518
Total liabilities and equity	$ 1,474,895	$ 1,431,843